Amount Due to Director	12 Months Ended
Dec. 31, 2025
Amount Due to Director [Abstract]
AMOUNT DUE TO DIRECTOR

8. AMOUNT DUE TO DIRECTOR

As of December 31, 2025 and 2024, the Company had an outstanding amount due to director amounted $89,178 and $146,018 respectively, mainly consist of a loan from Mr. Kai Cheong Wong for the acquisition of property. On March 1, 2022, the Company, through its subsidiary, entered into a loan agreement with its director, Mr. Kai Cheong Wong, to finance the acquisition of a property in the amount of approximately $356,769. The loan has a tenure of 60 months and bears interest at a fixed flat rate of 1.00% per annum for the first year, 1.50% per annum for the second year, and 4.00% per annum for the remaining term. The first installment commenced on April 1, 2022, with monthly installments of approximately $5,946. For the years ended December 31, 2025 and 2024, the Company repaid interest totaling $1,881 and $2,752, respectively, to the director.

Aforementioned amount is unsecured, interest bearing and payable on demand or with tenure of 60 months.